Restricted cash and escrow receivables (Details) ¥ in Millions, $ in Millions	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Restricted cash and escrow receivables
Restricted cash and escrow receivables	¥ 37,455	$ 5,908	¥ 35,207
Consumer protection fund deposits from merchants on the marketplaces
Restricted cash and escrow receivables
Restricted cash and escrow receivables	35,268		33,426
Others
Restricted cash and escrow receivables
Restricted cash and escrow receivables	¥ 2,187		¥ 1,781